Note 22 - Borrowings from Related Parties and Borrowings - Details of Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Borrowings (non-current)		$ 49,982	$ 25,000
Borrowings (current)		49,982	25,000
Related party borrowings [member]
Statement Line Items [Line Items]
Borrowings	[1]	505,600	482,450
Borrowings (current)	[2]	505,600	482,450
Secured borrowings [member]
Statement Line Items [Line Items]
Borrowings		49,982	25,000
Borrowings (non-current)		$ 505,600	$ 482,450

[1]	See Note 30 for additional details
[2]	The outstanding balances with the the related parties (formerly the parent entity block.one and its subsidiaries) are unsecured, bear interest at 7% annum and are repayable on demand.